Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 83	$ 121	$ 75	$ 107
Provision for credit losses	(42)	(2)	(34)	13
Exchange rate changes/other		1
Balance at end of period	41	120	41	120
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	4,389	5,914	4,419	6,115
Provision for credit losses	(330)	(83)	(230)	38
Net write-offs	(167)	(208)	(309)	(434)
Exchange rate changes/other	(5)	(98)	7	(194)
Balance at end of period	3,887	5,525	3,887	5,525
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	4,047	5,478	4,089	5,639
Balance at end of period	3,566	5,146	3,566	5,146
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	251	309	241	363
Balance at end of period	275	227	275	227
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	83	121	75	107
Balance at end of period	41	120	41	120
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	8	6	14	6
Balance at end of period	5	32	5	32
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	409	512	416	518
Provision for credit losses	(16)	2	(22)	17
Net write-offs	(7)	(7)	(12)	(14)
Exchange rate changes/other	2	(12)	6	(26)
Balance at end of period	388	495	388	495
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,038	1,315	1,079	1,309
Provision for credit losses	(39)	42	(21)	111
Net write-offs	(56)	(79)	(112)	(138)
Exchange rate changes/other		(3)	(3)	(7)
Balance at end of period	943	1,275	943	1,275
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	870	1,201	875	1,246
Provision for credit losses	8	17	73	42
Net write-offs	(83)	(81)	(154)	(150)
Exchange rate changes/other		(2)	1	(3)
Balance at end of period	795	1,135	795	1,135
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	178	143	177	140
Provision for credit losses	5	1	8	9
Net write-offs	(6)	(5)	(10)	(10)
Exchange rate changes/other	2	50	4	50
Balance at end of period	179	189	179	189
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,811	2,622	1,797	2,795
Provision for credit losses	(246)	(143)	(234)	(154)
Net write-offs	(15)	(36)	(21)	(122)
Exchange rate changes/other	(9)	(132)	(1)	(208)
Balance at end of period	$ 1,541	$ 2,311	$ 1,541	$ 2,311